Financial Liabilities at FVTPL - Summary Of Financial Liabilities At FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 9,896,597	$ 6,695,938	₩ 6,138,313
Financial liabilities at fair value through profit or loss measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	547,816		0
Financial instruments at fair value through profit or loss
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	9,348,781		6,138,313
Financial instruments at fair value through profit or loss | Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	74,205		39,524
Financial instruments at fair value through profit or loss | Securities sold
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	182,478		155,765
Financial instruments at fair value through profit or loss | Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 9,092,098		₩ 5,943,024